SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 23,221,415
Underwriters discount	249,917
Unrecognized tax benefits	0	$ 0
Amounts accrued for interest and penalties	$ 0	$ 0
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares subject to forfeiture (in Shares)	1,350,000